Offerings	Mar. 16, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.000% The Dow Chemical Co Notes Due March 15, 2031
Maximum Aggregate Offering Price	$ 3,647,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 503.65
Offering Note	Calculated in accordance with Rule 457(r) of the Securities Act of 1933, as amended.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.750% The Dow Chemical Co Notes Due March 15, 2036
Maximum Aggregate Offering Price	$ 2,856,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 394.41
Offering Note	Calculated in accordance with Rule 457(r) of the Securities Act of 1933, as amended.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	6.750% The Dow Chemical Co Notes Due March 15, 2056
Maximum Aggregate Offering Price	$ 6,099,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 842.27
Offering Note	Calculated in accordance with Rule 457(r) of the Securities Act of 1933, as amended.